Employee Benefit Arrangements - Expected Future Contributions and Benefit Payments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
2013	$ 97.1
2014	102.4
2015	107.9
2016	113.0
2017	119.0
2018-2021	670.9
Expected contributions, next fiscal year	28.2
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
2013	3.7
2014	3.3
2015	3.0
2016	2.8
2017	2.6
2018-2021	11.1
Expected contributions, next fiscal year	$ 3.7